Derivative warrant liabilities and earnouts liabilities - Earnouts liabilities - Additional Information (Details) - Earnouts liabilities shares in Millions			3 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 D tranche $ / shares shares	Mar. 31, 2022 $ / shares shares
Financial liabilities
Number of additional shares the eligible shareholders may receive | shares		15	15
Number of equal tranches | tranche		3
Number of shares in each tranche | shares		5	5
Volume-weighted average closing sale price one	$ 12.50	$ 12.50
Volume-weighted average closing sale price two		15.00
Volume-weighted average closing sale price three		$ 17.50	$ 17.50
Probability of vesting considered for valuation of tranche 1 of Earnout Shares		0.20%
Probability of vesting considered for valuation of second two tranches of Earnout Shares		0.10%
Percentage of equity volatility considered for valuation of Earnout Shares		82.50%
Percentage of cost of equity considered for valuation of Earnout Shares		23.50%
Number of trading days to determine volume-weighted average closing sale price | D		20
Number of consecutive trading day period to determine volume-weighted average closing sale price | D		30